Participant Accounts	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Contribution [Line Items]
Participant Accounts	Participant Accounts
Each participant's account is credited with the participant's contributions and Company match and an allocation of earnings. Allocations are based on the portion of each participant's account balance to the total account balances for all participants. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants can invest in any of the options offered under the Plan.
The Plan uses the share value method for allocating Plan earnings. The share values are determined on a daily basis.